Supplement dated November 3, 2006

to the Class A, Class B, Class C Shares Prospectus for John Hancock Funds III

dated June 12, 2006

Growth Fund

Growth Opportunities Fund

International Core Fund

International Growth Fund

Intrinsic Value Fund

U.S. Core Fund

Value Opportunities Fund

In the section “SALES CHARGE REDUCTIONS AND WAIVERS,” under the heading “CDSC waivers,” the bullet point referencing Merrill Lynch has been deleted and replaced with:

•	Certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionssm programs.

Under the heading “Waivers for certain investors”, the bullet point referencing Merrill Lynch has been deleted and replaced with:

•	Certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionssm programs.

GMOPS

Supplement dated November 3, 2006

to the Class R Shares Prospectus for John Hancock Funds III

dated June 12, 2006

Growth Fund

Growth Opportunities Fund

International Core Fund

International Growth Fund

Intrinsic Value Fund

U.S. Core Fund

Value Opportunities Fund

Effective November 6, 2006, the existing Class R shares of the John Hancock Funds III will be redesignated as Class R1 shares and the Rule 12b-1 fee will remain the same for such class with each fund paying a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. All references in the prospectus to the class shares are revised accordingly.

GMRPS

Supplement dated November 3, 2006

to John Hancock Funds III

Class A, Class B, Class C, Class I, Class NAV, Class R, Class 1 and Class 3 Shares

Statement of Additional Information dated June 12, 2006

Investment restriction (7) under the heading “Investment Restrictions – Fundamental Investment Restrictions” is amended and restated to read:

(7)

Purchase securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of the Fund’s investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

For purposes of the concentration policy a fund-of-funds, if any, will look through to the portfolio holdings of the underlying funds in which it invests and will aggregate the holdings of the underlying funds to determine concentration in a particular industry in accordance with the above policy. For purposes of this policy only those underlying funds that are part of the John Hancock family of funds will be aggregated; a fund-of-funds will not aggregate underlying fund holdings, if any, in non-John Hancock funds.

In the section “INITIAL SALES CHARGE ON CLASS A SHARES,” under the heading “Without Sales Charges,” the bullet-point paragraph referencing Merrill Lynch, has been deleted and replaced with:

•

Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

In the section “DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES,” under the heading “Waiver of Contingent Deferred Sales Charge,” the bullet-point paragraph referencing Merrill Lynch, has been deleted and replaced with:

•

Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

In the section “ADDITIONAL SERVICES AND PROGRAMS,” the heading “Retirement plans participating in Merrill Lynch’s servicing programs:” and the first paragraph of that section have been deleted and replaced with:

Retirement plans participating in Merrill Lynch’s or The Princeton Retirement Group, Inc.’s servicing programs:

Class A shares are available at net asset value for Merrill Lynch or The Princeton Retirement Group, Inc. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

GMOSAIS